RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jan. 31, 2018	Jul. 31, 2017
RELATED PARTY TRANSACTIONS [Text Block]

NOTE 9 - RELATED PARTY TRANSACTIONS

Sales to related party
In August 2016, Sanhe began three construction projects for installation of PV panels with Sanhe Liguang Kelitai Equipment Ltd (“Sanhe Keilitai”). Sanhe Keilitai is majority ( 95%) owned by Zhou Jian, our Chairman of the Board. During the six months ended January 31, 2018, revenue of $54,798 and costs of sales of $47,434 were recognized related to these projects. At January 31, 2018, billings in excess of costs of these contracts totaled $3,000,336. For the six months ended January 31, 2017, the accumulated cost on the construction project was $661,217 and the accumulated billing was $2,329,572.

Due to related parties

	January 31,	July 31,
	2018	2017

Advances due to Zhou Deng Rong	$2,372,434	$1,953,169
Lease payable to Lucksky Group	493,417	399,652
	$2,865,851	$2,352,821

The advances due to Zhou Deng Rong, our former CEO, and immediate family member of our current CEO and current chairman are unsecured, non-interest bearing, and due on demand and primarily represent payment of professional and consulting fees incurred by the Company.

Sanhe leases its principal office, factory and dormitory, and the related land use right, from Lucksky Group in Sanhe City, Hebei Province, PRC. Lucksky Group is owned by Zhou Deng Rong, our former CEO. For the six months ended January 31, 2018 and 2017, rent expense for the lease with Lucksky was $62,791 and $60,986, respectively. At January 31, 2018 and July 31, 2017, the amount due to Lucksky Group under the leases was $493,417 and $399,652, respectively.

Due to Director
Advances due to Director at January 31, 2018 and July 31, 2017 were $511,272 and $500,247, respectively. The advances are unsecured, non-interest bearing and due on demand with no formal terms of repayment.

NOTE 7 - RELATED PARTY TRANSACTIONS

Sales to related party

In August 2016, Sanhe began three construction projects for installation of PV panels with Sanhe Liguang Kelitai Equipment Ltd (“Sanhe Keilitai”). Sanhe Keilitai is majority ( 95%) owned by Zhou Jian, our Chairman of the Board. During the year ended July 31, 2017, revenue of $170,588 and costs of sales of $147,466 were recognized related to these projects. At July 31, 2017, costs in excess of billings of these contracts totaled $46,510.

Advances due to Directors

Advances due to Directors at July 31, 2017 and 2016 were $500,247 and $414,876, respectively. The Advances are unsecured, non interest bearing and due on demand with no formal terms of repayment.

	July 31,	July 31,
Due to related parties:	2017	2016

Advances due to Zhou Deng Rong	$1,953,169	$1,190,370
Lease payable to Lucksky Group	399,652	280,304
Lease payable to Sanhe Dong Yi	-	246,060
	$2,352,821	$1,716,734

The advances due to Zhou Deng Rong, our former CEO, are unsecured, non-interest bearing, are due on demand, and primarily represent payment of professional and consulting fees incurred by the Company.

Sanhe leases its principal office, factory and dormitory from LuckSky Group in Sanhe City, Hebei Province, PRC. LuckSky Group is owned by Zhou Deng Rong. The space in the office, factory and dormitory being leased are 1296, 5160 and 1200 square meters, respectively. The office and factory space are leased for a rent of $105,053 (RMB697,248) per year and the dormitory is leased for a rent of $19,527 (RMB129,600) per year. The leases expire in April 30, 2024 and are subject to renewal with a prior two-month written notice. For the years ended July 31, 2017, 2016, and 2015, rent expense for the lease with Lucksky was $125,930, $127,835, and $33,253, respectively. At July 31, 2017 and 2016, the amount due under the leases was $399,652 and $280,304, respectively.  On April 28, 2012, Zhou Jian obtained the right of usage to 44.3 acres of agricultural land where Sanhe’s principal office, factory and dormitory are located for 18 years and 8 months, starting May 1, 2012. The annual price paid for such usage rights is $5,200 (RMB34,510).

Through August 1, 2015, Sanhe leased a second factory and office in Sanhe City from Sanhe Dong Yi Glass Machine Company Limited (Sanhe Dong Yi), which is owned by Zhou Deng Rong. On August 1, 2015, the lease was terminated, and at July 31, 2016, $246,060 of past rent was due Sanhe Dong Yi. During the year ended July 31, 2017, Sanhe Dong Yi agreed to forgive the liability. As the transaction was between the Company and Zhou Deng Rong, a related party, the Company accounted for the gain as a capital contribution. For the years ended July 31, 2016 and 2015, rent expense for the lease with Sanhe Dong Yi was $211,701 and $51,307.